Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	$ 296,640	$ 274,380	$ 263,051
Less: Intragroup transactions	(19,785)	(16,943)	(13,574)
Revenues	276,855	257,437	249,477
Operating EBITDA	49,266	48,600	51,605
Less: Depreciation and amortization	16,070	15,988	15,987
Operating earnings before other expenses, net	33,196	32,612	35,618
Other expenses, net	(5,837)	(3,815)	(1,670)
Financial expense	(12,597)	(19,301)	(21,487)
Other financing items, net	96	3,616	4,467
Revenues (including intragroup transactions), discontinued operations	503	2,235	9,652
Less: Intragroup transactions, discontinued operations	0	0	(207)
Operating EBITDA, discontinued operations	11	39	1,159
Less: Depreciation and amortization, discontinued operations	3	61	697
Operating earnings before other expenses, net, discontinued operations	8	(22)	462
Other expenses, net, discontinued operations	(1)	14	(3)
Financial expense, discontinued operations	0	0	(10)
Other financing items, net, discontinued operations	(5)	0	(22)
Revenues (including intragroup transactions), continuing and discontinued operations	297,143	276,615	272,703
Less: Intragroup transactions, continuing and discontinued operations	(19,785)	(16,943)	(13,781)
Revenues, continuing and discontinued operations	277,358	259,672	258,922
Operating EBITDA, continuing and discontinued operations	49,277	48,639	52,764
Less: Depreciation and amortization, continuing and discontinued operations	16,073	16,049	16,684
Operating earnings before other expenses, net, continuing and discontinued operations	33,204	32,590	36,080
Other expenses, net, continuing and discontinued operations	(5,838)	(3,801)	(1,673)
Financial expense, continuing and discontinued operations	(12,597)	(19,301)	(21,497)
Other financing items, net, continuing and discontinued operations	91	3,616	4,445
Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenues	503	2,235	9,445
Mexico [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	63,543	58,442	53,579
Less: Intragroup transactions	(1,759)	(1,075)	(848)
Revenues	61,784	57,367	52,731
Operating EBITDA	22,204	21,215	19,256
Less: Depreciation and amortization	2,198	2,246	2,390
Operating earnings before other expenses, net	20,006	18,969	16,866
Other expenses, net	(626)	(687)	(608)
Financial expense	(469)	(409)	(339)
Other financing items, net	(29)	(534)	2,695
United States [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	72,345	65,536	66,554
Less: Intragroup transactions	0	0	0
Revenues	72,345	65,536	66,554
Operating EBITDA	12,069	10,652	10,973
Less: Depreciation and amortization	5,917	6,200	6,400
Operating earnings before other expenses, net	6,152	4,452	4,573
Other expenses, net	(362)	3,202	2,919
Financial expense	(571)	(631)	(487)
Other financing items, net	(217)	(177)	(212)
United Kingdom [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	20,431	20,179	21,153
Less: Intragroup transactions	0	0	0
Revenues	20,431	20,179	21,153
Operating EBITDA	2,071	2,763	3,606
Less: Depreciation and amortization	1,064	997	1,047
Operating earnings before other expenses, net	1,007	1,766	2,559
Other expenses, net	133	450	711
Financial expense	(67)	(77)	(63)
Other financing items, net	(406)	(397)	(393)
France [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	18,308	16,162	14,535
Less: Intragroup transactions	0	0	0
Revenues	18,308	16,162	14,535
Operating EBITDA	1,272	855	669
Less: Depreciation and amortization	577	549	484
Operating earnings before other expenses, net	695	306	185
Other expenses, net	(959)	(129)	(110)
Financial expense	(62)	(61)	(53)
Other financing items, net	(3)	18	2
Germany [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	10,836	10,056	9,572
Less: Intragroup transactions	(1,450)	(1,339)	(1,385)
Revenues	9,386	8,717	8,187
Operating EBITDA	748	743	553
Less: Depreciation and amortization	531	509	464
Operating earnings before other expenses, net	217	234	89
Other expenses, net	(152)	(11)	(64)
Financial expense	(14)	(14)	(15)
Other financing items, net	(79)	(63)	(85)
Spain [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	7,627	6,870	6,563
Less: Intragroup transactions	(898)	(990)	(841)
Revenues	6,729	5,880	5,722
Operating EBITDA	220	344	814
Less: Depreciation and amortization	662	638	663
Operating earnings before other expenses, net	(442)	(294)	151
Other expenses, net	(303)	(711)	(112)
Financial expense	(43)	(34)	(37)
Other financing items, net	58	12	(9)
Poland [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	6,989	5,552	4,799
Less: Intragroup transactions	(80)	(74)	(88)
Revenues	6,909	5,478	4,711
Operating EBITDA	783	647	579
Less: Depreciation and amortization	390	361	330
Operating earnings before other expenses, net	393	286	249
Other expenses, net	8	(140)	6
Financial expense	(4)	(30)	(11)
Other financing items, net	7	(8)	123
Czech Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	3,796	3,450	3,027
Less: Intragroup transactions	(31)	(33)	(30)
Revenues	3,765	3,417	2,997
Operating EBITDA	867	815	622
Less: Depreciation and amortization	300	333	328
Operating earnings before other expenses, net	567	482	294
Other expenses, net	16	37	(117)
Financial expense	(2)	44	(4)
Other financing items, net	(36)	53	2
Rest of Europe [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	6,365	5,989	4,908
Less: Intragroup transactions	(869)	(831)	(511)
Revenues	5,496	5,158	4,397
Operating EBITDA	747	648	519
Less: Depreciation and amortization	375	355	332
Operating earnings before other expenses, net	372	293	187
Other expenses, net	(447)	(168)	14
Financial expense	(10)	(68)	(29)
Other financing items, net	(10)	18	75
Colombia [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	10,088	10,685	12,415
Less: Intragroup transactions	0	0	(1)
Revenues	10,088	10,685	12,414
Operating EBITDA	1,845	2,166	3,975
Less: Depreciation and amortization	533	507	489
Operating earnings before other expenses, net	1,312	1,659	3,486
Other expenses, net	(251)	(642)	(575)
Financial expense	(132)	(129)	46
Other financing items, net	(483)	(36)	38
Panama [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	4,490	5,112	4,906
Less: Intragroup transactions	(226)	(98)	(124)
Revenues	4,264	5,014	4,782
Operating EBITDA	1,234	2,007	2,170
Less: Depreciation and amortization	313	319	340
Operating earnings before other expenses, net	921	1,688	1,830
Other expenses, net	(52)	(20)	(7)
Financial expense	(4)	(5)	(27)
Other financing items, net	3	7	5
Costa Rica [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	2,674	2,805	2,818
Less: Intragroup transactions	(274)	(379)	(351)
Revenues	2,400	2,426	2,467
Operating EBITDA	873	1,000	1,127
Less: Depreciation and amortization	91	99	116
Operating earnings before other expenses, net	782	901	1,011
Other expenses, net	(5)	0	(23)
Financial expense	(2)	(5)	(11)
Other financing items, net	148	29	27
Caribbean TCL [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	4,893	4,332
Less: Intragroup transactions	(99)	(49)
Revenues	4,794	4,283
Operating EBITDA	1,080	1,059
Less: Depreciation and amortization	375	610
Operating earnings before other expenses, net	705	449
Other expenses, net	(316)	(139)
Financial expense	(48)	(215)
Other financing items, net	(28)	(25)
Dominican Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	4,218	3,913	4,223
Less: Intragroup transactions	(310)	(339)	(525)
Revenues	3,908	3,574	3,698
Operating EBITDA	1,153	1,073	1,210
Less: Depreciation and amortization	180	191	199
Operating earnings before other expenses, net	973	882	1,011
Other expenses, net	(17)	(23)	(67)
Financial expense	(7)	(10)	(6)
Other financing items, net	(64)	(5)	34
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	7,781	7,803	7,155
Less: Intragroup transactions	(393)	(533)	(253)
Revenues	7,388	7,270	6,902
Operating EBITDA	1,427	1,529	1,665
Less: Depreciation and amortization	170	258	238
Operating earnings before other expenses, net	1,257	1,271	1,427
Other expenses, net	(128)	(1,046)	(1,159)
Financial expense	(15)	(13)	(22)
Other financing items, net	70	(7)	(216)
Philippines [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	8,612	8,296	9,655
Less: Intragroup transactions	0	0	0
Revenues	8,612	8,296	9,655
Operating EBITDA	1,183	1,394	2,687
Less: Depreciation and amortization	523	528	530
Operating earnings before other expenses, net	660	866	2,157
Other expenses, net	54	89	21
Financial expense	(20)	(3)	(1)
Other financing items, net	(50)	(24)	(24)
Egypt [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	4,586	3,862	6,950
Less: Intragroup transactions	0	0	(5)
Revenues	4,586	3,862	6,945
Operating EBITDA	529	594	2,454
Less: Depreciation and amortization	303	299	539
Operating earnings before other expenses, net	226	295	1,915
Other expenses, net	(176)	(210)	(213)
Financial expense	(29)	(60)	(78)
Other financing items, net	(70)	574	(253)
Israel [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	12,128	11,377	9,650
Less: Intragroup transactions	0	0	0
Revenues	12,128	11,377	9,650
Operating EBITDA	1,548	1,469	1,346
Less: Depreciation and amortization	292	287	232
Operating earnings before other expenses, net	1,256	1,182	1,114
Other expenses, net	8	(15)	5
Financial expense	(36)	3	(24)
Other financing items, net	(8)	21	6
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	2,263	2,139	2,208
Less: Intragroup transactions	0	0	(12)
Revenues	2,263	2,139	2,196
Operating EBITDA	352	386	271
Less: Depreciation and amortization	88	76	67
Operating earnings before other expenses, net	264	310	204
Other expenses, net	(4)	(159)	(117)
Financial expense	(3)	(31)	(3)
Other financing items, net	(5)	(9)	21
Other Locations [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	24,667	21,820	18,381
Less: Intragroup transactions	(13,396)	(11,203)	(8,600)
Revenues	11,271	10,617	9,781
Operating EBITDA	(2,939)	(2,759)	(2,891)
Less: Depreciation and amortization	1,188	626	799
Operating earnings before other expenses, net	(4,127)	(3,385)	(3,690)
Other expenses, net	(2,258)	(3,493)	(2,174)
Financial expense	(11,059)	(17,553)	(20,323)
Other financing items, net	$ 1,298	$ 4,169	$ 2,631